Accounts payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounts payable
23.	ACCOUNTS PAYABLE

	2021		2020		2019
	Non-current	Current	Non-current	Current	Non-current	Current
Trade payable and related parties (1)	752	193,159	682	136,930	1,869	145,942
Guarantee deposits	44	677	28	766	21	704
Payables with partners of JO	92	6,203	—	5,080	575	851
Miscellaneous	—	1,512	—	1,607	—	1,098

	888	201,551	710	144,383	2,465	148,595

(1)	For more information about related parties, see Note 36.